Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Alpha Architect U.S. Quantitative Value ETF (QVAL)
Alpha Architect International Quantitative Value ETF (IVAL)
Alpha Architect U.S. Quantitative Momentum ETF (QMOM)
Alpha Architect International Quantitative Momentum ETF (IMOM)
Alpha Architect Value Momentum Trend ETF (VMOT)
(the “Funds”)
(each a series of EA Series Trust)

October 30, 2023

Supplement to each Fund’s Summary Prospectus
and the Funds’ Prospectus and Statement of Additional Information (“SAI”),
each dated January 31, 2023

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and the Funds’ Prospectus and SAI.

Effective on November 21, 2023, each Fund will transfer its primary listing to the The Nasdaq Stock Market, LLC and will no longer be listed on CBOE BZX Exchange, Inc. All references in each Fund’s Summary Prospectus and the Funds’ Prospectus and SAI to each Fund’s shares being listed on CBOE BZX Exchange, Inc. will be changed to refer to The Nasdaq Stock Market, LLC.

Supplement Closing [Text Block]	ck0001592900_SupplementClosingTextBlock	Please retain this Supplement for future reference.
Alpha Architect U.S. Quantitative Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Alpha Architect U.S. Quantitative Value ETF
Alpha Architect U.S. Quantitative Value ETF | Alpha Architect U.S. Quantitative Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QVAL
Alpha Architect International Quantitative Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Alpha Architect International Quantitative Value ETF
Alpha Architect International Quantitative Value ETF | Alpha Architect International Quantitative Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IVAL
Alpha Architect U.S. Quantitative Momentum ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Alpha Architect U.S. Quantitative Momentum ETF
Alpha Architect U.S. Quantitative Momentum ETF | Alpha Architect U.S. Quantitative Momentum ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QMOM
Alpha Architect International Quantitative Momentum ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Alpha Architect International Quantitative Momentum ETF
Alpha Architect International Quantitative Momentum ETF | Alpha Architect International Quantitative Momentum ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IMOM
Alpha Architect Value Momentum Trend ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Alpha Architect Value Momentum Trend ETF
Alpha Architect Value Momentum Trend ETF | Alpha Architect Value Momentum Trend ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VMOT